Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information
Segment Information

Note 22 – Segment Information

The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. On May 15, 2025, the Group closed the sale of its Electric Vehicle business (the “EV Business”). As a result, the Group has determined that it has one operating segment as defined by ASC 280.

Most of the Group’s long-lived assets are in the PRC; thus, no geographic information of long-lived assets is presented.

Geographic information about the revenues, which are classified based on customers, is set out as follows:

	Years ended December 31,
	2025	2024	2023
Revenues from China	$35,789,798	$42,233,433	$43,047,749
Revenues directly from foreign countries	2,569,365	706,703	1,583,367
Total revenue	$38,359,163	$42,940,136	$44,631,115